Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Financial Instruments [Table Text Block]
The notional amounts of qualifying and non-qualifying instruments used in hedging transactions were as follows:

In millions	December 31, 2016	December 31, 2015
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts (a)	275	290
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts	—	17
Derivatives Not Designated as Hedging Instruments:
Electricity contract	6	16
Foreign exchange contracts	24	35
Interest rate contracts	—	38

(a)	These contracts had maturities of two years or less as of December 31, 2016.

Gains Or Losses Recognized In Accumulated Other Comprehensive Income (AOCI), Net of Tax, Related to Derivative Instruments [Table Text Block]
The following table shows gains or losses recognized in AOCI, net of tax, related to derivative instruments:

	Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)
In millions	2016	2015	2014
Foreign exchange contracts	$4	$(3)	$10
Interest rate contracts	(10)	—	—
Total	$(6)	$(3)	$10

Gains And Losses Recognized in Consolidated Statement of Operations On Qualifying And Non-Qualiifying Financial Instruments [Table Text Block]
The amounts of gains and losses recognized in the consolidated statement of operations on qualifying and non-qualifying financial instruments used in hedging transactions were as follows:

	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
In millions	2016	2015	2014
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$7	$(12)	$4	Cost of products sold
Total	$7	$(12)	$4

	Gain (Loss) Recognized in Income						Location of Gain (Loss) in Consolidated Statement of Operations
In millions	2016		2015		2014
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts	$—		$3		$1		Interest expense, net
Debt	—		(3)		(1)		Interest expense, net
Total	$—		$—		$—
Derivatives Not Designated as Hedging Instruments:
Electricity Contracts	$—		$(7)		$(2)		Cost of products sold
Foreign exchange contracts	—		(4)		(1)		Cost of products sold
Interest rate contracts	5	(a)	13	(b)	12	(c)	Interest expense, net
Total	$5		$2		$9

(a)	Excluding gain of $2 million related to debt reduction recorded to Restructuring and other charges.

(b)	Excluding gain of $3 million related to debt reduction recorded to Restructuring and other charges.

(c)	Excluding gain of $7 million, net related to debt issuance and debt reduction recorded to Restructuring and other charges.

Schedule of Interest Rate Derivative Activity [Table Text Block]
The following activity is related to fully effective interest rate swaps designated as fair value hedges:

		2016			2015
In millions	Issued	Terminated	Undesignated	Issued	Terminated	Undesignated
Second Quarter	$—	$—	$—	$—	$175	$38
First Quarter	—	55	—	—	—	—
Total	$—	$55	$—	$—	$175	$38

Note: There was no activity in the third and fourth quarters in either 2016 or 2015.

Impact Of Derivative Instruments In Consolidated Balance Sheet [Table Text Block]
The following table provides a summary of the impact of our derivative instruments in the consolidated balance sheet:

Fair Value Measurements
Level 2 – Significant Other Observable Inputs

	Assets				Liabilities
In millions	December 31, 2016		December 31, 2015		December 31, 2016		December 31, 2015
Derivatives designated as hedging instruments
Foreign exchange contracts – cash flow	$3	(a)	$5	(a)	$4	(b)	$1	(b)
Total derivatives designated as hedging instruments	$3		$5		$4		$1
Derivatives not designated as hedging instruments
Electricity contract	$—		$—		$2	(b)	$7	(c)
Total derivatives not designated as hedging instruments	$—		$—		$2		$7
Total derivatives	$3		$5		$6		$8

(a)	Included in Other current assets in the accompanying consolidated balance sheet.

(b)	Included in Other accrued liabilities in the accompanying consolidated balance sheet.

(c)	Includes $4 million recorded in Other accrued liabilities and $3 million recorded in Other liabilities in the accompanying consolidated balance sheet.